FINANCIAL INSTRUMENTS - Investments (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets and liabilities [Line Items]
Assets	$ 8,659,551	$ 6,359,836
Marketable securities | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	116,879	118,126
Securities owned, at market | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	14,893	15,249
Investments | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	131,772	133,375
Level 1 | Marketable securities | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	33,278	37,193
Level 1 | Securities owned, at market | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	14,893	15,249
Level 1 | Investments | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	48,171	52,442
Level 2 | Marketable securities | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	79,946	77,278
Level 2 | Securities owned, at market | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	0	0
Level 2 | Investments | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	79,946	77,278
Level 3 | Marketable securities | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	3,655	3,655
Level 3 | Securities owned, at market | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	0	0
Level 3 | Investments | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	$ 3,655	$ 3,655